SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Feb. 29, 2024	Feb. 28, 2023
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 17,116,115	$ 12,651,115
Depreciation
Deferred revenue
Total deferred tax liabilities
Less valuation allowance	(17,116,115)	(12,651,115)
Net deferred tax assets (liabilities)